Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income taxes

13.    Income taxes

The Federal statutory income tax rate and State income tax rate to the Group are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
State income tax rate	8.84%	8.84%	8.84%	8.84%

The Federal statutory income tax rate to the effective income tax rate during the periods is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Over-accrual of federal statutory tax rate	7.96%	—	(14.88)%	—
Non-deductible item	(6.20)%	8.36%	22.15%	(4.53)%
State income tax rate	8.84%	8.84%	8.84%	8.84%
Over-accrual of state statutory tax rate	(0.78)%	—	1.45%	—
The net tax rates of temporary differences	5.31%	(10.62)%	(24.5)%	0.05%
Effective income tax rate	36.13%	27.58%	14.06%	25.36%
	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Current income tax expense	$(395,774)	$160,610	$264,936	$509,332
Deferred income tax credit	(68,196)	(44,666)	(168,310)	(153,145)
	$(463,970)	$115,944	$96,626	$356,187

The provision for income taxes for the three and nine months ended September 30, 2025 and 2024, was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Provision for income taxes:
Current
Federal	$(292,997)	$123,161	$192,840	$384,534
State	(102,777)	37,449	72,096	124,798
	(395,774)	160,610	264,936	509,332
Deferred
Federal	(62,041)	(31,434)	(161,382)	(107,777)
State	(6,155)	(13,232)	(6,928)	(45,368)
	(68,196)	(44,666)	(168,310)	(153,145)
Provision for income taxes	$(463,970)	$115,944	$96,626	$356,187

The difference between the provision for income taxes and the amount computed by applying the federal statutory income tax rate to loss/income before taxes for the three and nine months ended September 30, 2025 and 2024, was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Federal statutory tax	$(269,618)	$88,287	$144,266	$294,954
Over-accrual of federal statutory tax expense in the prior year	(102,242)	—	(102,242)	—
Non-taxable item adjustment	79,599	(18,980)	152,200	(63,596)
State tax	(113,496)	37,165	60,729	124,162
Over-accrual of state statutory tax expense in the prior year	9,983	—	9,983	—
Deferred income tax	(68,196)	9,472	(168,310)	667
Income tax expense	$(463,970)	$115,944	$96,626	$356,187

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets and liabilities as of September 30, 2025 and December 31, 2024, were as follows:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Deferred tax assets:
Capitalized research and development	$371,663	$225,286
Operating leases	373,928	745,784
Provision for expected credit loss	8,436	8,436
Impairment of fixed assets	—	24,455
Total deferred tax assets	754,027	1,003,961
Valuation allowance	—	—
Net deferred tax assets	$754,027	$1,003,961

Deferred tax liabilities:
Right-of-use assets	326,269	744,513
Total deferred tax liabilities	326,269	744,513
Deferred tax assets, net	427,758	259,448

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2025 and December 31, 2024, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the three and nine months ended September 30, 2025 and 2024.

13.    Income taxes

The Federal statutory income tax rate and State income tax rate to the Group are as follows:

	For the years ended December 31,
	2024	2023
Federal statutory income tax rate	21%	21%
State income tax rate	8.84%	8.84%

The Federal statutory income tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2024	2023
Federal statutory income tax rate	21.00%	21.00%
Over-accrual of federal statutory tax rate	(20.36)%	—
Non-deductible item	16.33%	4.99%
State income tax rate	8.84%	8.84%
Over-accrual of state statutory tax rate	(8.81)%	—
Change in valuation allowance	(8.90)%	(4.35)%
Effective income tax rate	8.10%	30.48%
	For the years ended December 31,
	2024	2023
Current income tax expense	$159,472	$759,284
Deferred income tax credit	(83,474)	(94,878)
	$75,998	$664,406

The provision for income taxes for the years ended December 31, 2024 and 2023, was as follows:

	For the years ended December 31,
	2024	2023
Provision for income taxes:
Current
Federal	$148,006	$534,488
State	11,466	224,796
	159,472	759,284

Deferred
Federal	(72,682)	(66,771)
State	(10,792)	(28,107)
	(83,474)	(94,878)
Provision for income taxes:	$75,998	$664,406

The difference between the provision for income taxes and the amount computed by applying the federal statutory income tax rate to income before taxes for the years ended December 31, 2024 and 2023, was as follows:

	For the years ended December 31,
	2024	2023
Federal statutory tax	$196,973	$457,797
Over-accrual of federal statutory tax expense in the prior year	(190,940)	—
Non-taxable item adjustment	153,123	108,776
State taxes	82,916	192,711
Over-accrual of state statutory tax expense in the prior year	(82,600)	—
Other	(83,474)	(94,878)
Income tax expense	$75,998	$664,406

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets and liabilities on December 31, 2024 and 2023, were as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Capitalized research and development	$225,286	$148,689
Operating leases	745,784	473,220
Provision for expected credit loss	8,436	35,124
Impairment of fixed assets	24,455	—
Total deferred tax assets	1,003,961	657,033
Valuation allowance	—	—
Net deferred tax assets	$1,003,961	$657,033

Deferred tax liabilities:
Right-of-use assets	744,513	481,059
Total deferred tax liabilities	744,513	481,059
Deferred tax assets, net	259,448	175,974

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2024 and 2023.